Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (86.8%)
Advertising (0.7%)
$7,193	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	8.606	$6,878,560
8,363	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	12/31/31	8.606	7,496,067
					14,374,627
Aerospace & Defense (4.0%)
663	Air Comm Corp. LLC(2),(3)	(B, NR)	12/11/31	1.000	665,120
10,561	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%(1),(2)	(NR, NR)	12/11/31	7.064	10,586,978
14,821	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	09/29/31	6.606	14,846,912
1,279	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(NR, NR)	05/25/29	8.569	940,444
2,157	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	10/31/30	6.808	2,163,313
6,426	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.808 - 6.856	6,444,525
7,249	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/01/31	6.856	7,267,983
2,631	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Baa3)	10/30/31	6.079 - 6.106	2,639,069
1,852	KBR, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	01/17/31	6.356	1,856,800
6,245	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	09/23/31	6.856	6,269,978
1,690	Novaria Holdings LLC(1),(4)	(B-, B2)	06/06/31	0.000	1,694,829
3,484	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(1)	(NR, NR)	02/01/29	12.180	2,244,010
13,853	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B-, Caa1)	02/01/28	8.206	12,366,639
7,216	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	02/28/31	6.796	7,245,927
1,091	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	01/19/32	6.796	1,095,504
377	TransDigm, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	08/24/28	7.046	379,254
					78,707,285
Air Transportation (0.2%)
2,732	Stonepeak Nile Parent LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB, Ba1)	04/09/32	7.079	2,741,353
1,657	United Airlines, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	02/22/31	6.351	1,665,907
					4,407,260
Auto Parts & Equipment (2.5%)
9,146	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/06/28	8.471	8,861,727
413	Clarios Global LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/28/32	7.106	414,005
16,599	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	05/06/30	6.856	16,623,577
350	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(1),(2)	(NR, NR)	03/30/27	9.580	340,401
2,705	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	9.570	2,659,705
6,698	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(1)	(B+, B1)	03/30/27	9.570	6,573,596
2,703	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(1),(2),(5)	(NR, NR)	11/28/26	10.471	2,405,807
4,942	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	04/23/31	6.833 - 6.856	4,951,299
7,049	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, Caa1)	02/08/28	8.206	6,784,510
					49,614,627
Automakers (0.4%)
2,800	Fastlane Parent Co., Inc., 3 mo. USD Term SOFR + 8.750%(1)	(CCC, WR)	02/04/27	13.307	2,726,851
3,783	Fastlane Parent Co., Inc.(1),(4)	(B-, Caa1)	09/29/28	0.000	3,598,148
2,354	Valvoline, Inc.(1),(4)	(BB, Ba1)	03/19/32	0.000	2,366,922
					8,691,921
Banking (0.4%)
5,895	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%(1)	(BB, Ba2)	04/27/28	6.934	5,931,242
2,676	Orion U.S. Finco, Inc.(1),(4)	(NR, B2)	05/20/32	0.000	2,691,678
					8,622,920
Beverages (0.7%)
2,560	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	06/22/30	6.356	2,567,233
3,658	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	12/23/30	7.853	3,695,640
6,792	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	03/15/32	6.590	6,808,542
					13,071,415
Brokerage (0.2%)
3,464	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(1)	(BB-, Ba3)	06/26/31	7.856	3,468,650

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Brokerage (continued)
$448	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	10/21/31	7.353	$448,987
385	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B2)	07/21/28	6.971	373,370
					4,291,007
Building & Construction (1.5%)
5,388	Latham Pool Products, Inc., 1 mo. USD Term SOFR + 4.000%(1),(2)	(BB-, B2)	02/23/29	8.456	5,360,600
2,480	MV Holding GmbH, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	03/17/32	6.606	2,495,166
4,181	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	01/21/28	7.471	4,208,776
2,585	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	03/19/29	6.606	2,589,092
2,875	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	02/10/32	6.606	2,876,464
451	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	04/14/31	6.606	451,133
3,100	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	10/29/27	7.308 - 7.356	3,111,473
4,864	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	02/18/32	7.356	4,883,852
3,194	TRC Cos. LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B3)	12/08/28	7.356	3,198,155
					29,174,711
Building Materials (2.1%)
3,824	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, Caa1)	10/10/30	9.046	2,934,581
5,710	Core & Main LP, 6 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	07/27/28	6.270	5,736,264
208	Core & Main LP, 6 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	02/09/31	6.270	209,175
5,492	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	04/12/28	7.692	5,037,117
3,561	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B-, B3)	08/01/28	9.967	3,338,429
3,199	ECO Material Tech, Inc., 6 mo. USD Term SOFR + 3.250%(1)	(B, B2)	02/12/32	7.467	3,214,999
9,272	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B, B3)	01/31/28	7.820	9,099,368
1,165	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B+, B3)	12/04/31	8.041	1,129,390
1,751	Mannington Mills, Inc., 3 mo. USD Term SOFR + 4.750%(1),(5)	(B, B3)	03/25/32	9.046	1,722,893
2,431	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	03/28/31	7.106	2,437,766
2,473	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	04/29/29	8.546	2,258,701
3,491	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	10/19/29	7.577	3,490,547
					40,609,230
Cable & Satellite TV (0.5%)
191	Altice France SA(6),(7)	(D, Caa2)	08/14/26	0.000	174,168
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%(1),(8)	(B+, B1)	01/31/29	4.913	7,798,813
2,174	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	04/30/28	6.956	2,103,309
					10,076,290
Chemicals (4.1%)
3,463	AAP Buyer, Inc., 1 mo. USD Term SOFR + 2.750%(1),(2)	(B+, B1)	09/09/31	7.106	3,489,039
2,985	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 10.000%(1),(5)	(NR, NR)	10/23/25	14.463	2,574,566
6,231	Ascend Performance Materials Operations LLC(6),(7)	(NR, WR)	08/27/26	0.000	363,135
4,000	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.750%(1),(8)	(B, B1)	03/16/29	5.761	4,478,761
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1),(5)	(CC, Ca)	12/29/28	12.052	1,743,361
3,661	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC, Caa2)	12/29/27	8.307	3,167,173
2,156	Element Solutions, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	12/18/30	6.106	2,168,285
1,435	Flexsys Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(1),(2)	(CCC, Caa3)	08/01/29	9.721	588,516
1,230	Flexsys Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(1)	(B, Caa1)	08/01/29	10.606	1,076,656
2,980	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/15/29	8.340	2,976,062
3,305	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1)	(BB-, B1)	04/02/29	8.706	3,094,198
1,046	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(1),(2)	(BB-, B1)	10/07/31	8.606	951,607
1,842	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 2.500%(1),(2)	(BB-, Ba3)	11/08/28	6.956	1,745,636
6,763	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, Ba3)	02/18/30	7.606	6,300,264
3,727	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	02/07/31	7.356	3,439,263
2,488	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	11/26/31	6.356	2,495,286
807	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	09/30/28	7.956	810,467
2,569	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	7.510	2,572,976
1,105	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/03/28	7.550	1,105,570
1,699	Olympus Water U.S. Holding Corp.(1),(4)	(B-, B3)	07/23/32	0.000	1,696,603
2,646	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(1)	(B-, B3)	04/21/29	9.829	2,338,585

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (continued)
$4,269	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	8.729	$3,621,454
10,303	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(1)	(CCC, Caa1)	10/16/28	9.914	3,811,989
4,002	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%, 0.750% PIK(1),(5),(9)	(CCC, Caa1)	10/16/28	10.664	1,480,757
7,578	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	12/23/30	7.856	7,606,552
897	SK Neptune Husky Finance SARL(5),(6),(7)	(NR, WR)	04/30/26	0.000	168,206
9,227	SK Neptune Husky Group SARL(5),(6),(7)	(NR, WR)	01/03/29	0.000	299,872
4,414	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	04/04/29	6.546	4,060,911
10,209	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, B3)	10/26/26	9.069	9,953,701
					80,179,451
Department Stores (0.0%)
734	Burlington Coat Factory Warehouse Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	09/24/31	6.106	732,755

Diversified Capital Goods (0.8%)
1,677	DexKo Global, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/04/28	8.221	1,603,061
3,305	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B, B1)	05/01/31	8.046	3,325,289
10,774	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B, B1)	03/18/30	7.356	10,661,259
					15,589,609
Electronics (2.1%)
4,487	Altar Bidco, Inc.(1),(4)	(B, B1)	02/01/29	0.000	4,489,802
1,768	Coherent Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba1)	07/02/29	6.356	1,774,915
9,732	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B, B3)	10/08/28	8.807	9,799,299
1,901	Idemia Group, 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	09/30/28	8.546	1,918,711
5,250	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%(1),(8)	(B, B2)	09/29/28	5.980	6,031,420
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	11.570	1,367,716
2,056	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	09/22/31	6.560	2,067,967
1,224	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%(1),(2),(5)	(B, B3)	06/23/28	6.715	1,138,165
12,028	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/16/32	8.340	11,908,074
					40,496,069
Energy - Exploration & Production (1.5%)
391	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	01/30/32	6.325	391,911
563	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	05/17/29	6.325	565,604
3,877	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	12/06/30	6.536	3,886,934
11,544	Colossus Acquireco LLC(1),(4)	(BB+, Ba1)	08/02/32	0.000	11,496,265
9,400	CQP Holdco LP, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	12/31/30	6.296	9,421,040
2,725	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%(1),(2)	(B+, B3)	04/01/30	8.296	2,735,252
16,722	PES Holdings LLC, 3.000% PIK(5),(7),(9)	(NR, WR)	12/31/25	3.000	146,318
					28,643,324
Environmental (0.6%)
4,509	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	03/03/32	6.824	4,520,157
2,986	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B-, Caa1)	08/31/28	8.721	2,927,881
76	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%(1),(2)	(BB, Ba2)	11/30/28	6.601	75,748
1,372	Reworld Holding Corp. (2025 Term Loan B), 1 mo. USD Term SOFR + 2.250%(1),(2)	(BB, Ba2)	11/30/28	6.601	1,375,818
1,250	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	11/30/28	6.590	1,253,278
97	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	11/30/28	6.590	96,770
50	The Action Environmental Group, Inc.(1),(2),(4)	(NR, NR)	10/24/30	0.000	50,671
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB-, B2)	02/22/31	6.580	1,684,967
527	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	03/24/28	7.221	527,660
					12,512,950
Food & Drug Retailers (0.3%)
5,334	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	12/31/28	7.546	5,370,766

Food - Wholesale (1.8%)
8,838	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B, B3)	07/31/28	7.322	8,843,928

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Food – Wholesale (continued)
$3,928	Froneri LUX Finco SARL, 6 mo. USD Term SOFR + 2.000%(1)	(BB-, B1)	09/30/31	6.197	$3,902,135
2,497	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/04/31	8.586	2,513,108
1,253	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba3)	05/21/32	6.602	1,257,514
5,872	UTZ Quality Foods LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	01/29/32	6.856	5,884,935
6,252	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.950%(1)	(B-, NR)	12/31/29	8.283	5,277,403
4,279	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(CCC-, NR)	12/31/29	8.344	2,364,415
4,223	Zara U.K. Midco Ltd., 6 mo. EURIBOR + 5.750%(1),(8)	(B-, B3)	08/01/28	8.286	4,372,541
					34,415,979
Gaming (0.9%)
1,869	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/31	6.606	1,868,806
6,101	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	02/06/30	6.606	6,105,025
4,420	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	01/27/29	7.601	4,429,072
526	Flutter Financing BV(1),(4)	(BBB-, Ba1)	06/04/32	0.000	526,567
3,550	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB, Ba1)	04/14/29	6.593	3,562,733
1,745	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	05/03/29	6.856	1,752,708
					18,244,911
Gas Distribution (0.8%)
2,408	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	12/09/30	6.779	2,417,145
6,933	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	10/31/28	7.296	6,958,664
1,302	EPIC Crude Services LP, 3 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	10/15/31	6.829	1,310,383
4,940	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	02/16/28	7.308	4,965,067
					15,651,259
Health Facilities (1.2%)
3,145	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	08/02/28	9.070	3,155,381
2,817	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1),(5)	(CCC+, Caa2)	09/30/27	11.896	1,317,160
1,463	Confluent Medical Technologies, Inc.(1),(4)	(B, B2)	02/16/29	0.000	1,464,361
4,722	Insulet Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	08/04/31	6.356	4,753,045
3,922	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(1),(5)	(B-, B3)	05/18/28	11.080	3,843,707
17,035	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(1),(5),(9)	(NR, Caa3)	08/18/28	11.080	6,168,073
2,517	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, Ba3)	12/19/30	7.106	2,528,266
418	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(1)	(B, B3)	02/08/28	9.560	417,861
					23,647,854
Health Services (4.1%)
10,500	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	7.846	9,830,245
1,516	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	12/23/27	10.106	1,471,027
13,933	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B-, B2)	02/15/29	7.106	13,939,387
165	CHG Healthcare Services, Inc.(1),(4)	(B, NR)	09/29/28	0.000	165,407
2,159	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba2)	07/26/31	6.356	2,173,357
12,752	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	08/01/27	6.179	12,754,332
1,401	EyeCare Partners LLC, 6 mo. USD Term SOFR + 1.000%, 3.610% PIK(1),(9)	(CCC+, Caa2)	11/30/28	8.837	1,113,142
929	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	08/11/28	8.296 - 8.322	930,638
1,155	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B, Caa1)	12/15/28	8.349	1,130,715
2,478	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC, Ca)	12/15/28	8.463	2,240,561
370	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B, Caa1)	12/15/28	9.599	370,335
3,649	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	03/15/31	7.101	3,668,217
5,993	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%(1)	(B, B3)	11/03/31	7.082	6,006,411
5,204	Radiology Partners, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	06/30/32	8.796	5,221,090
5,612	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(B, B2)	12/04/31	6.819	5,619,471
964	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1),(5)	(CCC+, B3)	05/18/28	8.471	752,292
11,985	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	12/15/27	9.046	12,036,372

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (continued)
$1,913	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1),(5)	(B-, B2)	01/15/28	8.908	$1,740,632
					81,163,631
Hotels (1.3%)
716	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK(1),(9)	(B-, Caa1)	03/11/30	11.958	715,457
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(1)	(B+, B2)	03/11/30	9.958	812,896
5,753	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	08/18/28	6.853	5,781,914
11,998	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(1)	(NR, B1)	05/31/30	6.853	12,048,113
1,560	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba3)	05/20/30	6.356	1,566,970
4,170	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	05/24/30	6.106	4,190,588
					25,115,938
Insurance Brokerage (5.2%)
1,730	Alera Group, Inc., 1 mo. USD Term SOFR + 5.500%(1)	(CCC+, Caa2)	05/30/33	9.856	1,799,148
7,731	Alera Group, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	05/31/32	7.606	7,774,005
6,042	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/19/31	7.103	6,049,085
12,064	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	01/30/32	6.606	12,086,340
14,828	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	02/15/31	6.950 - 7.046	14,819,286
13,405	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/14/31	7.858	13,447,193
923	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(1),(2)	(B+, B2)	01/08/32	7.336	930,823
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.500%(1),(8)	(B, B2)	02/15/31	5.438	8,127,172
4,402	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	02/15/31	7.356	4,413,844
9,846	HUB International Ltd., 3 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	06/20/30	6.826	9,869,467
6,092	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	07/02/31	7.356	6,107,296
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(1)	(CCC+, Caa2)	07/02/31	9.606	2,328,024
3,997	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	09/15/31	6.606	4,007,078
6,776	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	10/16/31	7.832	6,805,789
2,769	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	06/17/32	7.606	2,788,434
					101,352,984
Investments & Misc. Financial Services (4.8%)
1,453	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	11/01/30	7.296	1,459,585
1,648	Altisource Solutions SARL(2),(5),(10)	(NR, NR)	04/30/30	0.000	0
3,620	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1)	(CCC-, Caa2)	04/30/30	10.896	3,715,240
1,680	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(1),(2),(5)	(B, B3)	02/19/29	10.896	1,688,387
7,357	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	12/29/31	7.802	7,392,752
7,799	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/02/28	7.356	7,816,146
4,240	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	01/31/31	6.296	4,251,944
68	Chrysaor Bidco SARL(3)	(B, B2)	10/30/31	3.000	68,240
912	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	10/30/31	7.329	918,115
254	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	10/31/31	6.356	255,258
6,776	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(1)	(BB-, Ba3)	05/19/31	6.356	6,776,876
6,503	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/15/31	7.106	6,514,150
4,289	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%(1),(2)	(BB, Ba1)	04/25/31	6.606	4,316,050
6,284	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.750% PIK(1),(9)	(CCC+, Caa2)	07/31/30	10.058	5,807,880
1,567	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(1)	(NR, NR)	11/26/31	6.796	1,573,612
115	HighTower Holdings LLC(1),(4)	(B-, B2)	02/03/32	0.000	114,998
2,795	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	02/03/32	7.260	2,801,398
6,958	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	03/18/30	7.343	6,984,032
10,002	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	12/15/31	6.333	9,969,456
837	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/22/31	7.356	838,932
5,467	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(B, B2)	04/30/27	11.057	5,425,545
74	Secretariat Advisors LLC(3)	(B-, B3)	02/28/32	4.000	74,639
613	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	02/28/32	8.296	617,957
7,753	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	07/31/31	6.856	7,771,668

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$7,203	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(1),(2)	(B+, B1)	06/21/31	6.856	$7,239,041
					94,391,901
Life Insurance (0.1%)
1,958	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B, B2)	05/06/31	7.046	1,962,516

Machinery (2.6%)
1,899	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/07/29	7.677	1,885,723
5,608	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(9),(11)	(NR, NR)	03/06/28	14.000	12,369,114
5,326	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(5),(9)	(NR, NR)	03/06/28	14.000	9,073,376
1,358	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(1)	(B-, B2)	12/20/26	10.221	1,354,863
4,647	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	09/28/28	8.829	4,578,022
1,496	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B, B3)	10/17/31	7.582	1,505,370
974	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	07/03/31	6.079	979,130
4,999	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(1),(2)	(B-, B3)	08/30/30	10.356	4,923,565
539	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	07/29/29	8.606	540,235
3,613	Madison IAQ LLC, 6 mo. USD Term SOFR + 3.250%(1)	(B, B1)	05/06/32	7.452	3,632,771
3,472	Madison IAQ LLC(1),(4)	(B, B1)	06/21/28	0.000	3,478,458
1,424	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/26/31	7.108	1,431,943
1,930	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba3)	06/04/32	6.546	1,939,206
4,235	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	08/31/28	7.106	4,251,318
					51,943,094
Media - Diversified (1.6%)
9,420	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	12/29/28	8.106	8,983,329
3,928	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(1)	(BB+, NR)	09/30/31	6.296	3,934,316
1,964	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(1)	(BB+, NR)	09/30/31	6.291	1,967,158
673	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	12/15/28	7.956	674,429
9,926	Outfront Media Capital LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	11/18/26	6.106	9,933,162
3,101	Technicolor Creative Studios, 0.500% PIK(2),(7),(8),(9),(10)	(NR, NR)	08/06/33	0.500	0
5,679	Twitter, Inc.	(NR, NR)	10/26/29	9.500	5,517,639
					31,010,033
Media Content (0.0%)
482	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	01/24/31	6.083	484,082

Medical Products (0.9%)
3,920	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	10/13/29	9.296	3,586,453
14,550	Medline Borrower LP(1),(4)	(BB-, Ba3)	10/23/28	0.000	14,579,429
					18,165,882
Oil Field Equipment & Services (0.3%)
667	MRC Global U.S., Inc., 3 mo. USD Term SOFR + 3.500%(1),(2)	(B, B2)	10/29/31	7.796	670,231
4,394	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.000%(1)	(BB, B1)	09/18/31	7.296	4,413,504
					5,083,735
Packaging (3.3%)
2,856	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%(1),(5)	(C, Caa3)	06/07/26	13.570	862,747
8,397	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 5.000%(1)	(CCC-, Caa1)	06/07/26	7.320 - 9.557	6,041,101
4,466	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/07/31	7.791 - 7.829	4,482,050
1,278	Clydesdale Acquisition Holdings, Inc.(1),(4)	(B+, B2)	04/13/29	0.000	1,278,990
117	Clydesdale Acquisition Holdings, Inc. (2025 Delayed Draw Term Loan), 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 1.625%(1),(3)	(B+, B2)	04/01/32	7.606	117,463
6,716	Clydesdale Acquisition Holdings, Inc. (2025 Term Loan B), 1 mo. USD Term SOFR + 3.250%(1)	(B+, B2)	04/01/32	7.606	6,718,860
3,969	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK(1),(9)	(B-, B3)	12/31/26	9.581	3,775,590
667	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK(1),(8),(9)	(B-, B3)	12/31/26	6.971	727,108

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging (continued)
$510	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(8),(9)	(CCC-, Caa3)	12/30/27	8.971	$41,172
383	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK(1),(8),(9)	(CCC-, Caa2)	12/30/27	8.971	319,963
2,360	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK(1),(9)	(CCC-, Caa2)	12/30/27	11.581	1,693,010
3,147	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK(1),(5),(9)	(CCC-, Caa3)	12/31/27	11.581	223,412
625	Logoplaste Parent SARL, 3 mo. USD Term SOFR + 4.200%(1),(5)	(B-, B3)	07/06/28	8.752	592,310
9,088	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%(1)	(B, B2)	04/15/27	7.322	9,102,058
10,533	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	09/15/28	8.318 - 8.324	10,579,048
7,275	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	04/14/31	7.601	7,299,664
8,263	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	03/03/28	7.721	8,272,884
2,449	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/15/28	8.046	2,398,989
					64,526,419
Personal & Household Products (2.4%)
15,659	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	12/21/28	6.606	15,649,480
1,962	Anticimex International AB(1),(4)	(B, B3)	11/16/28	0.000	1,970,875
1,144	Energizer Holdings, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba1)	03/19/32	6.355	1,148,477
1,556	Hanesbrands, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba2)	03/07/32	7.106	1,564,102
3,130	Herman Miller, Inc.(1),(4)	(BB+, Ba2)	08/09/32	0.000	3,133,505
8,309	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK(1),(8),(9)	(NR, NR)	12/28/29	5.049	9,789,348
4,650	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/29/28	11.910	4,347,948
507	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1),(2),(10)	(NR, NR)	06/29/28	11.940	507,405
6,375	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba1)	10/24/31	6.550	6,398,591
2,514	Weber-Stephen Products LLC, 1 mo. USD Term SOFR + 3.250%(1)	(CCC+, B3)	10/30/27	7.721	2,516,107
					47,025,838
Pharmaceuticals (0.6%)
1,964	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	01/15/31	8.606	1,975,088
9,052	Certara LP, 3 mo. USD Term SOFR + 3.000%(1),(2)	(BB-, B1)	06/26/31	7.296	9,097,661
1,336	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	01/27/32	7.447	1,342,436
					12,415,185
Rail (0.4%)
8,298	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	04/10/31	6.046	8,290,238

Real Estate Development & Management (0.5%)
8,958	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/31/28	8.106	9,008,384

Real Estate Investment Trusts (0.4%)
2,420	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(NR, Ba2)	01/02/30	6.356	2,425,812
5,402	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba2)	11/18/27	6.106	5,408,468
					7,834,280
Recreation & Travel (2.3%)
6,674	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	11/24/28	7.106	6,696,847
2,435	EOC Borrower LLC(1),(4)	(B+, B2)	03/24/28	0.000	2,442,921
10,347	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	03/24/32	7.356	10,384,697
6,578	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	11/12/29	7.796	6,064,738
2,867	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	06/25/31	7.356	2,865,594
5,625	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	12/04/31	6.356	5,629,496
11,445	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Ba1)	05/01/31	6.356	11,454,133
					45,538,426
Restaurants (1.6%)
4,641	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	09/20/30	6.106	4,636,106
7,050	Flynn Restaurant Group LP(1),(4)	(B, B2)	01/28/32	0.000	7,062,548

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Restaurants (continued)
$12,663	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	12/15/27	6.856	$12,673,595
1,702	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B3)	07/21/28	7.606	1,708,742
927	Tacala LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	01/31/31	7.856	933,239
5,045	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	08/03/28	6.856	5,051,291
					32,065,521
Software - Services (14.3%)
670	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(1),(3)	(B, B2)	12/22/31	7.818	674,924
4,354	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	12/22/31	7.796	4,387,008
14,121	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B2)	02/24/31	6.796	14,149,317
6,809	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(1)	(B, B3)	08/02/29	9.817	6,817,126
2,657	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	03/03/28	8.308	2,665,435
1,568	Astra Acquisition Corp.(5),(6),(7)	(CCC+, Caa2)	02/25/28	0.000	445,391
11,250	Astra Acquisition Corp.(5),(6),(7)	(CC, C)	10/25/28	0.000	138,258
7,009	Avalara, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	03/26/32	7.546	7,047,427
3,767	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	01/31/31	7.106	3,769,847
8,525	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/25/32	7.450	8,559,508
573	Clearwater Analytics LLC, 6 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	04/21/32	6.461	574,758
14,606	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	03/29/29	7.796	14,647,635
308	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B, B2)	03/21/31	8.046	309,943
2,605	CommScope, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B3)	12/17/29	9.606	2,653,980
4,856	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	8.057	4,878,721
8,234	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1),(5)	(CCC+, B3)	07/02/26	9.433	7,822,329
7,294	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/16/28	8.221	6,909,572
6,291	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	04/28/28	6.106	6,293,088
6,667	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	10/09/31	7.570	6,686,344
1,670	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa2)	10/09/32	9.570	1,678,559
8,383	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%(1),(2)	(BB-, Ba2)	03/01/31	6.308	8,425,273
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	11.356	1,875,143
552	E2open LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/04/28	7.971	553,144
1,291	EAB Global, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	08/16/30	7.356	1,287,900
10,611	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(1)	(B-, B3)	08/14/28	9.802	10,434,020
372	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B+, B2)	11/06/28	9.057	371,253
6,860	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, B1)	07/07/31	6.605	6,891,363
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	10/30/30	7.106	2,787,561
6,202	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	10/31/31	7.108	6,232,355
1,862	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%(1),(2)	(B+, B2)	02/21/31	6.805	1,869,365
4,153	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	11/09/29	6.106	4,160,225
4,800	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.500%(1)	(B, B3)	09/01/31	7.796	4,851,024
1,513	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%(1),(5)	(CCC+, Caa2)	12/06/32	9.583	1,509,070
1,179	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B, B2)	06/09/31	6.851	1,181,241
5,897	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%(1),(2)	(B+, B2)	11/12/30	7.310	5,948,758
8,163	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	8.908	5,755,954
16,179	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	02/01/29	8.708	13,592,518
4,112	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(1)	(B, B1)	02/01/29	10.308	4,252,371
1,679	Perforce Software, Inc.(1),(4)	(B-, B2)	07/02/29	0.000	1,637,935
1,736	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(1),(11)	(CCC+, B3)	06/02/28	9.217	2,172,522
7,015	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, B3)	06/02/28	8.320	6,895,264
1,552	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, Caa1)	05/09/33	9.296	1,554,420
2,464	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B-, B3)	07/16/31	7.069	2,466,073
4,979	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	03/10/28	7.215	4,991,149
7,701	Proofpoint, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	08/31/28	7.356	7,722,366
469	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B, B1)	06/28/30	6.546	469,706
12,631	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	04/24/28	7.557	12,631,240
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(1),(2)	(CCC-, Caa2)	04/27/28	9.320	2,868,033
1,552	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, Caa1)	03/02/29	8.646	865,240
4,010	Rithum Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	07/02/31	9.106	4,008,426
4,306	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB+, Ba1)	06/30/32	7.079	4,339,250
3,461	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	9.721	3,241,791
3,368	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba1)	05/09/31	6.356	3,382,879
2,602	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	12/22/27	8.908	2,358,599
2,250	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	08/31/28	8.546	2,260,305

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$4,694	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	06/18/29	7.296	$4,710,754
6,005	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(B-, B2)	02/10/31	6.810	6,011,214
1,492	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(1)	(B+, B2)	04/12/31	6.560	1,495,966
1,417	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, B1)	10/22/29	6.606	1,423,228
4,195	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB-, Ba2)	03/31/28	6.106	4,195,550
3,166	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(1),(2)	(BB, Ba3)	03/01/30	6.349	3,166,178
7,915	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	02/28/30	6.106	7,901,109
6,080	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	02/14/32	7.856	6,067,717
					281,924,622
Steel Producers/Products (0.2%)
3,477	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(1),(2)	(B-, B3)	10/12/28	7.830	3,476,634

Support - Services (7.6%)
7,265	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	8.206	7,289,124
500	Armorica Lux SARL(1),(4),(8),(10)	(NR,NR)	07/28/28	0.000	546,522
3,129	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%(1),(8)	(B-, Caa1)	07/28/28	6.951	3,502,219
3,790	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(B-, B2)	11/01/30	7.356	3,806,929
7,444	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	10/16/31	7.049	7,487,482
5,437	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(B+, Ba3)	07/09/32	6.606	5,456,977
1,441	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	11/03/31	6.856	1,449,667
4,690	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(1)	(CCC, Caa2)	06/04/29	10.971	4,614,190
11,526	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	7.971	11,513,538
8,500	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(1)	(B-, B3)	07/19/30	10.076	8,057,277
10,000	Fugue Finance BV, 3 mo. EURIBOR + 3.250%(1),(8)	(B, B2)	01/09/32	5.261	11,487,045
9,136	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	01/17/32	8.356	8,967,258
6,101	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	05/12/30	6.606	6,123,439
908	Herc Holdings, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BBB-, Baa3)	06/02/32	6.322	913,200
2,080	KUEHG Corp., 3 mo. USD Term SOFR + 2.750%(1)	(B+, B1)	06/12/30	7.041	2,084,094
1,481	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(CCC-, Caa2)	01/02/29	8.296	894,735
2,946	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(1)	(B, B2)	01/02/29	10.546	2,935,605
9,252	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(1)	(CCC, Caa2)	08/10/29	5.796	5,454,133
2,888	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(1)	(CCC-, Caa3)	08/10/29	6.057	928,795
2,022	Lernen Bidco Ltd.(1),(4)	(NR, NR)	10/27/31	0.000	2,038,095
11,034	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.750%(1)	(NR, NR)	11/17/31	7.108	11,055,667
408	PG Investment Co. 59 SARL, 3 mo. USD Term SOFR + 2.750%(1)	(B+, Ba3)	03/26/31	7.046	410,028
5,087	PODS LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B-, B3)	03/31/28	7.471	4,835,757
2,262	Savage Enterprises LLC(1),(2),(4)	(BB-, B1)	08/05/32	0.000	2,268,084
14,833	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba3)	08/31/28	6.106	14,810,516
2,199	Trans Union LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	6.106	2,203,736
1,623	Trans Union LLC (2024 Term Loan B9), 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	06/24/31	6.106	1,626,244
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(1),(5)	(CCC, Caa3)	11/02/28	13.070	1,732,625
9,426	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B, B1)	07/01/32	9.041	9,445,834
4,414	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	10/30/28	8.557	4,411,184
					148,349,999
Tech Hardware & Equipment (1.9%)
2,336	Ahead DB Holdings LLC(1),(4)	(NR, NR)	02/03/31	0.000	2,340,807
619	Allegro Microsystems, Inc., 1 mo. USD Term SOFR + 2.000%(1)	(BB, Ba3)	10/31/30	6.356	619,621
8,931	Atlas CC Acquisition Corp. (2025 Second Out Term Loan B), 3 mo. USD Term SOFR + 4.250%(1)	(NR, NR)	05/25/29	8.830	6,600,847
1,801	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(1),(2)	(B-, B3)	12/10/31	8.786	1,782,571
897	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(1),(2)	(B-, B3)	12/10/31	8.786	887,947
5,147	Gryphon Debt Merger Sub, Inc.(1),(4)	(B+, B1)	06/18/32	0.000	5,163,738
10,089	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%(1),(2)	(BB, Ba3)	02/20/32	7.322	10,076,193
3,944	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	02/25/28	7.606	3,964,683
3,091	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	03/02/27	6.072	3,092,196
1,754	Viavi Solutions, Inc.(1),(4)	(BB, Ba1)	07/30/32	0.000	1,762,774
					36,291,377

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless (0.6%)
$4,639	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	7.557	$4,613,156
5,046	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	01/25/31	6.110	5,068,807
598	Xplornet Communications, Inc., 3 mo. USD Term SOFR + 1.500%, 3.500% PIK(1),(9)	(B, Ba3)	10/24/29	9.594	570,402
1,782	Xplornet Communications, Inc., 3 mo. USD Term SOFR + 1.500%(1),(5)	(CCC+, B3)	10/24/31	6.094	1,311,710
					11,564,075
Telecom - Wireline Integrated & Services (1.8%)
4,672	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(1)	(CCC+, Caa2)	10/31/27	9.318	4,081,217
12,298	Altice France SA(6),(7)	(D, Caa2)	08/15/28	0.000	11,466,373
1,950	Level 3 Financing, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B+, B1)	03/27/32	8.606	1,970,587
7,568	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	10.048	6,324,884
7,448	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	01/31/29	7.706	7,414,051
4,670	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	01/31/28	6.956	4,621,351
					35,878,463
Theaters & Entertainment (0.7%)
4,153	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	05/27/32	7.603	4,193,627
3,282	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB, Ba1)	10/19/26	6.201	3,283,408
6,462	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba3)	11/21/31	6.572	6,487,475
					13,964,510
Transport Infrastructure/Services (0.0%)
824	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	03/08/32	7.310	828,938

TOTAL BANK LOANS (Cost $1,761,218,395)					1,706,782,925

CORPORATE BONDS (4.7%)
Brokerage (0.1%)
1,528	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)(12)	(BB-, Ba3)	03/01/31	7.875	1,607,282

Building Materials (0.4%)
3,258	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 101.46)(12)	(B+, Ba3)	04/15/29	4.375	3,145,605
4,455	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.50)(12),(13)	(CCC+, Caa2)	03/01/29	6.000	4,185,583
					7,331,188
Cable & Satellite TV (0.2%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.28)(6),(7),(12)	(D, Caa2)	07/15/29	0.000	512,374
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.75)(6),(7),(12)	(D, Caa2)	10/15/29	0.000	3,277,700
					3,790,074
Chemicals (0.4%)
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.88)(12)	(B-, B2)	05/15/28	4.750	3,491,298
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 104.50)(12),(13)	(CCC+, Caa2)	02/15/30	9.000	5,137,569
					8,628,867
Diversified Capital Goods (0.0%)
895	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB+, Ba2)	06/01/31	4.250	827,051

Electronics (0.0%)
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 101.00)(12)	(BB-, Ba3)	06/15/29	4.000	749,478

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (0.4%)
$1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.38)(12)	(B, B2)	04/15/28	6.750	$1,217,093
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(12)	(B-, B2)	03/15/30	8.500	6,409,958
897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(12)	(B, B2)	06/01/31	7.125	928,130
					8,555,181
Investments & Misc. Financial Services (1.1%)
12,967	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	12,476,896
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(12)	(B, B2)	09/15/31	6.750	772,168
6,079	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)(12)	(BB-, Ba3)	07/15/32	6.875	6,190,361
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(12)	(B+, B1)	06/15/31	7.500	2,082,708
					21,522,133
Machinery (0.1%)
1,754	Griffon Corp., Global Company Guaranteed Notes (Callable 08/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	1,747,602

Media - Diversified (0.0%)
395	Tech 7 SAS Super Senior 1 (2),(6),(7),(8),(10)	(NR, NR)	03/31/26	0.000	45
659	Tech 7 SAS Super Senior 2 (2),(6),(7),(8),(10)	(NR, NR)	03/31/26	0.000	75
198	Tech 7 SAS Technicolor Creative Studios Super Senior (2),(6),(7),(8),(10)	(NR, NR)	03/31/26	0.000	23
198	Technicolor Creative Studios SA (2),(6),(7),(8),(10)	(NR, NR)	04/01/26	0.000	23
					166
Metals & Mining - Excluding Steel (0.1%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.25)(12)	(B+, B1)	02/15/30	6.500	963,904

Packaging (0.0%)
503	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.03)(12)	(BB-, Ba3)	04/15/29	4.125	482,963

Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(12)	(BB-, Ba3)	04/15/30	6.000	1,894,928

Recreation & Travel (0.3%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 102.63)(12),(13)	(B+, B2)	08/15/29	5.250	537,908
4,757	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.00)(12)	(BB+, B1)	11/01/27	4.875	4,716,284
					5,254,192
Software - Services (0.6%)
856	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(12)	(B-, B3)	12/15/31	9.500	901,759
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(12)	(B-, B2)	02/01/31	6.875	839,298
7,212	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.78)(12)	(B-, Caa1)	12/15/28	7.125	6,904,857
2,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 100.97)(12)	(B+, B1)	02/01/29	3.875	2,450,542
					11,096,456
Specialty Retail (0.2%)
3,885	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (5),(12)	(NR, WR)	12/30/25	7.500	2,952,932
106	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (2),(10),(12)	(NR, WR)	12/30/25	7.500	80,078

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (2),(6),(10)	(NR, NR)	12/31/25	0.000	$99,745
					3,132,755

Support - Services (0.4%)
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.91)(8),(12)	(B, B3)	06/01/28	3.625	1,673,150
3,541	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.13)(12)	(B-, B2)	05/01/28	4.500	3,340,885
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 08/11/25 @ 101.16)(12)	(B, Ba2)	05/01/29	4.625	3,005,625
					8,019,660
Telecom - Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.44)(8),(12)	(B-, Caa1)	10/21/28	4.875	2,213,796

Telecom - Wireline Integrated & Services (0.2%)
1,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(12)	(B-, B3)	04/01/30	4.500	1,313,940
2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 08/10/25 @ 101.81)(12)	(B-, B3)	10/15/30	3.875	2,242,500
					3,556,440
TOTAL CORPORATE BONDS (Cost $94,123,602)					91,374,116

ASSET BACKED SECURITIES (3.2%)
Collateralized Debt Obligations (3.2%)
3,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 1.410%(1),(12)	(NR, Aaa)	07/20/38	5.621	3,013,970
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%(1),(12)	(NR, NR)	01/19/38	7.225	3,535,877
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(12)	(NR, Baa3)	07/15/34	7.879	2,509,840
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(B+, NR)	04/20/31	9.987	1,911,327
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(12)	(BBB-, NR)	07/15/31	7.729	2,016,490
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(12)	(B+, NR)	01/18/31	10.441	2,631,706
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(12)	(NR, Baa2)	04/20/31	7.337	4,007,749
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(BBB-, NR)	07/17/34	7.784	1,754,279
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(12)	(BBB-, NR)	04/15/34	8.778	3,512,879
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%(1),(12)	(BB-, NR)	04/22/33	11.514	1,992,813
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%(1),(10),(12)	(NR, NR)	04/17/34	0.000	3,398,475
3,390	Greywolf CLO IV Ltd., 2019-1RA, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(12)	(BBB-, NR)	04/17/34	8.232	3,412,195
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB+, NR)	01/27/31	7.580	3,981,312
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(12)	(NR, B1)	07/15/31	10.729	2,479,934
2,900	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170%(1),(12)	(NR, Aaa)	04/20/38	5.495	2,901,185
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(12)	(NR, Ba1)	01/22/35	10.344	5,299,302
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(12)	(BBB-, NR)	07/15/30	7.429	2,249,319
1,650	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%(1),(12)	(BBB-, NR)	10/20/33	8.735	1,646,685
4,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370%(1),(10),(12)	(NR, NR)	07/15/37	0.000	4,003,432
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(12)	(NR, Ba1)	07/19/34	9.657	3,110,620

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par(000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(12)	(BBB-, NR)	07/14/31	7.932	$3,016,198
TOTAL ASSET BACKED SECURITIES (Cost $62,227,935)					62,385,587

Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.(6)				1,710,940

Chemicals (0.3%)
529,264	Proppants Holdings LLC(2),(5),(10)				10,585
191,054	Utex Industries				5,413,133
					5,423,718

Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(2),(5),(6),(10)				9,263

Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.(6)				2,650,370

Investments & Misc. Financial Services (0.2%)
6,555	Altisource Portfolio Solutions SA(6)				72,892
239,704	Altisource Portfolio Solutions SA(6)				2,665,508
68,579	Resolute Topco, Inc.(6)				377,185
					3,115,585
Machinery (0.0%)
6,310,057	Alloy Topco Ltd.(2),(6),(10),(11)				0

Packaging (0.0%)
2,646,421	Campfire Topco Ltd.(2),(6),(8),(10)				0

Personal & Household Products (0.1%)
196,189	Dream Well, Inc.(6)				1,549,893
780,993,504	Keter Group BV(2),(6),(8),(10)				0
196,189	Serta Simmons Bedding Equipment Co.(2),(6),(10)				0
					1,549,893
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(6)				4,684

Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA(2),(6),(10),(14)				0

Recreation & Travel (0.1%)
113,516	Cineworld Group PLC(6)				2,529,250

Software - Services (0.0%)
3,935	Skillsoft Corp.(6)				56,113

Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(2),(6),(10)				1

Telecom - Wireless (0.0%)
100,438	Stonepeak Falcon Holidngs LP(6)				338,978
7,290	Xplore, Inc.(2),(6),(10)				0
					338,978
TOTAL COMMON STOCKS (Cost $42,735,620)					17,388,795

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026(2),(5),(6),(10)				0
Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL(6)				47,911

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Shares		Value

WARRANTS (continued)

Investments & Misc. Financial Services (continued)
52,650	Altisource Solutions SARL(6)	$45,279
		93,190
TOTAL WARRANTS (Cost $69,857)		93,190

SHORT-TERM INVESTMENTS (11.6%)
220,394,116	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.24%	220,394,116
8,460,650	State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(15)	8,460,650

TOTAL SHORT-TERM INVESTMENTS (Cost $228,854,766)		228,854,766

TOTAL INVESTMENTS AT VALUE (107.2%) (Cost $2,189,230,175)		2,106,879,379

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.2%)		(140,796,920)

NET ASSETS (100.0%)		$1,966,082,459

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2025. The rate may be subject to a cap and floor.
(2)	Security is valued using significant unobservable inputs.
(3)	All or a portion is an unfunded loan commitment.
(4)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement.
(5)	Illiquid security.
(6)	Non-income producing security.
(7)	Bond is currently in default.
(8)	This security is denominated in Euro.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(11)	This security is denominated in British Pound.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $151,912,190 or 7.7% of net assets.
(13)	Security or portion thereof is out on loan.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counter party	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation

CAD	233,877	USD	167,885	10/07/25	Barclays Bank PLC	$167,885	$169,716	$1,831
CAD	63,125	USD	45,668	10/07/25	Deutsche Bank AG	45,668	45,808	140
EUR	9,000,000	USD	9,964,449	09/25/25	Barclays Bank PLC	9,964,449	10,336,458	372,009
EUR	4,071,434	USD	4,306,482	09/25/25	Deutsche Bank AG	4,306,482	4,676,023	369,541
EUR	1,500,000	USD	1,586,620	10/07/25	Deutsche Bank AG	1,586,620	1,724,106	137,486
GBP	130,063	USD	169,727	10/07/25	Deutsche Bank AG	169,727	172,226	2,499
USD	23,279	CAD	31,437	10/07/25	Barclays Bank PLC	(23,279)	(22,813)	466
USD	375,889	CAD	516,854	10/07/25	Deutsche Bank AG	(375,889)	(375,064)	825
USD	1,356,446	GBP	1,009,338	10/07/25	Barclays Bank PLC	(1,356,446)	$(1,336,536)	$19,910
Total Unrealized Appreciation								$904,707

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counter party	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation

CAD	49,866	USD	36,472	10/07/25	Morgan Stanley	$36,472	$36,186	$(286)
EUR	2,000,000	USD	2,362,265	09/25/25	JPMorgan Chase	2,362,265	2,296,991	(65,274)
EUR	6,000,000	USD	6,907,882	09/25/25	Morgan Stanley	6,907,882	6,890,972	(16,910)
USD	103,772	CAD	143,882	10/07/25	Morgan Stanley	(103,772)	(104,410)	(638)
USD	71,238,132	EUR	63,254,137	09/25/25	Deutsche Bank AG	(71,238,132)	(72,647,084)	(1,408,952)
USD	2,152,362	EUR	1,980,000	10/07/25	Barclays Bank PLC	(2,152,362)	(2,275,821)	(123,459)
USD	4,032,478	EUR	3,620,845	10/07/25	Deutsche Bank AG	(4,032,478)	(4,161,816)	(129,338)
USD	7,690,317	EUR	6,871,108	10/07/25	Morgan Stanley	(7,690,317)	(7,897,683)	(207,366)
USD	3,232,346	GBP	2,468,099	10/07/25	Deutsche Bank AG	(3,232,346)	(3,268,185)	(35,839)
USD	9,914,208	GBP	7,617,224	10/07/25	Morgan Stanley	(9,914,208)	(10,086,507)	(172,299)
Total Unrealized Depreciation								$(2,160,361)
Total Net Unrealized Appreciation/(Depreciation)								$(1,255,654)

Currency Abbreviations:

CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments

●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Bank Loans	$—	$1,605,131,368	$101,651,557	$1,706,782,925
Corporate Bonds	—	91,194,127	179,989	91,374,116
Asset Backed Securities	—	62,385,587	—	62,385,587
Common Stocks	2,794,513	14,574,433	19,849	17,388,795
Warrants	93,190	—	0	93,190
Short-term Investments	228,854,766	—	—	228,854,766
	$231,742,469	$1,773,285,515	$101,851,395	$2,106,879,379
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$904,707	$—	$904,707
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,160,361	$—	$2,160,361

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total

Balance as of October 31, 2024	$144,326,479	$2,063,505	$414,844	$63,239	$146,868,067
Accrued discounts (premiums)	259,785	-	-	-	259,785
Purchases	92,194,450	(353,061)	(15,040)	-	91,826,349
Sales	(117,304,316)	-	-	(41,962)	(117,346,278)
Realized gain (loss)	(1,920,863)	-	-	41,962	(1,878,901)
Change in unrealized appreciation (depreciation)	5,116,623	(1,530,455)	(40,977)	(63,239)	3,481,952
Transfers into Level 3	15,738,379	-	-	-	15,738,379
Transfers out of Level 3	(36,758,980)	-	(338,978)	-	(37,097,958)
Balance as of July 31, 2025	$101,651,557	$179,989	$19,849	$0	$101,851,395

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2025	$(2,674,184)	$(1,529,747)	$-	$-	$(4,203,931)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At July 31, 2025	Technique	Input	(Weighted Average)*
Bank Loans	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	101,651,557	Vendor pricing	Single Broker Quote	0.41 – 1.01 (0.98)
Corporate Bonds	179,989	Income Approach	Expected Remaining Distribution	0.00 - 0.76 (0.74)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2025, $15,738,379 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $37,097,958 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (40.4%)
Aerospace & Defense (1.3%)
$800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$821,547
4,294	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	4,445,686
3,525	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ 103.38)(1)	(BB-, B1)	06/15/33	6.750	3,626,841
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(BB-, B1)	02/01/29	7.500	508,242
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ 103.63)(1),(2)	(BB-, B1)	07/01/31	7.250	1,045,537
1,869	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19)(1)	(BB-, Ba2)	06/15/33	6.375	1,913,413
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	768,560
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	772,118
					13,901,944
Air Transportation (0.1%)
680	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.19)(1),(2)	(B, B3)	02/01/30	6.375	643,083

Auto Parts & Equipment (1.6%)
3,462	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75)(1),(2)	(BB, B2)	02/15/33	7.500	3,533,061
416	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 08/10/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	426,467
893	Advance Auto Parts, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.50)(1)	(BB, Ba3)	08/01/30	7.000	898,175
1,012	Advance Auto Parts, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.69)(1)	(BB, Ba3)	08/01/33	7.375	1,017,693
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(B, Caa1)	05/15/27	8.500	1,512,239
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	904,364
5,879	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.00)(1)	(CCC, Caa1)	02/01/28	8.000	5,760,697
750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	778,948
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	3,115,745
					17,947,389
Brokerage (0.2%)
2,138	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	2,248,932

Building & Construction (1.0%)
600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	600,555
4,693	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.38)(1)	(B, B3)	09/01/28	5.500	4,680,070
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B, B3)	01/31/31	8.625	1,291,910
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	617,863
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,031,029
1,295	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.13)(1)	(BB+, Ba3)	08/01/33	6.250	1,308,147
500	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB+, Ba3)	08/15/32	6.500	510,979
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	1,015,230
					11,055,783

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (3.2%)
$356	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 100.00)(1)	(BB-, Ba2)	09/30/27	5.000	$352,666
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	766,457
2,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 101.46)(1)	(B+, Ba3)	04/15/29	4.375	2,709,198
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,809,519
3,138	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ 103.38)(1)	(BB-, Ba2)	05/15/35	6.750	3,227,427
1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.28)(1)	(B-, B3)	08/01/28	8.750	1,229,142
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.53)(1)	(CCC, Caa2)	01/15/29	6.125	786,889
3,003	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B-, B3)	08/15/29	9.500	2,755,541
2,890	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.50)(1),(2)	(CCC+, Caa2)	03/01/29	6.000	2,715,227
2,211	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.83)(1)	(BB, Ba1)	01/15/28	5.000	2,196,269
2,453	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	2,496,075
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	4,254,288
5,923	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 104.75)(1),(2)	(CCC, Caa2)	04/15/30	9.500	4,519,158
3,780	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 102.19)(1)	(BB+, Ba3)	07/15/30	4.375	3,585,771
1,473	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.72)(1),(2)	(CCC+, Caa1)	10/15/28	6.875	1,470,372
					34,873,999
Cable & Satellite TV (0.3%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.28)(1),(3),(4)	(D, Caa2)	07/15/29	0.000	868,430
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.75)(1),(3),(4)	(D, Caa2)	10/15/29	0.000	1,536,829
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,443,731
					3,848,990
Chemicals (1.1%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	487,398
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	603,073
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.88)(1)	(B-, B2)	05/15/28	4.750	436,412
1,064	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.38)(1)	(BB-, Ba3)	05/15/28	6.750	1,047,986
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	1,558,430
6,388	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.16)(1),(2)	(BB-, B2)	03/15/29	4.625	4,989,513
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,974,010
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	385,351
					12,482,173
Diversified Capital Goods (1.2%)
3,459	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	3,196,389
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,739,080
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	3,378,177

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P /Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods (continued)
$1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	$1,028,492
3,866	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88)(1),(2)	(B+, NR)	07/15/30	7.750	3,784,077
					13,126,215
Electronics (0.4%)
1,936	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.19)(1)	(BB, Ba3)	05/15/29	4.750	1,880,000
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,534,666
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 101.00)(1)	(BB-, Ba3)	06/15/29	4.000	945,118
					4,359,784
Energy - Exploration & Production (2.3%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	516,222
2,066	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	2,092,936
541	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 104.81)(1)	(BB-, B1)	06/15/33	9.625	558,667
4,130	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	3,907,197
271	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 102.75)(1)	(BB, Ba2)	06/15/31	5.500	264,974
5,400	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	5,773,388
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	254,961
2,178	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	2,178,680
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	2,365,729
6,965	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 102.03)(1)	(B+, B1)	03/01/28	8.125	7,040,450
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B1)	06/15/31	8.750	514,296
					25,467,500
Environmental (0.1%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	143,194
861	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	895,889
					1,039,083
Food - Wholesale (0.6%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	940,656
1,790	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,802,881
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,423,549
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)(1)	(BB+, Ba3)	09/15/28	6.875	686,803
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)(1)	(BB+, Ba3)	01/15/32	7.250	713,537
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)(1)	(BB+, Ba3)	04/15/33	5.750	1,241,815
					6,809,241
Gaming (0.6%)
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	516,071
212	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	216,276

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (continued)
$3,371	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 100.00)(1)	(B+, B2)	05/15/28	7.000	$3,376,663
2,750	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	2,751,593
					6,860,603
Gas Distribution (0.9%)
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	369,398
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	284,244
2,290	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)(1)	(BBB-, Ba2)	03/01/28	5.875	2,330,233
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BBB-, Ba2)	10/15/30	5.500	754,133
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	1,203,553
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	1,831,480
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	2,998,641
					9,771,682
Health Services (0.8%)
4,749	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 101.00)(1),(2)	(B+, B1)	04/15/29	4.000	4,365,844
959	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	943,546
3,162	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	3,099,262
					8,408,652
Hotels (0.2%)
1,199	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 102.88)(1)	(BB+, Ba2)	09/15/33	5.750	1,201,188
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	162,850
597	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25)(1)	(BB, Ba3)	06/15/33	6.500	611,823
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB, Ba3)	04/01/32	6.500	468,100
					2,443,961
Insurance Brokerage (1.7%)
4,473	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	4,536,714
667	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	677,505
691	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.41)(1)	(CCC+, Caa2)	01/15/29	5.625	690,217
690	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75)(1),(2)	(CCC+, Caa2)	02/15/32	7.500	737,290
1,519	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,609,376
3,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	3,722,698
894	Nassau Cos., of New York, Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.94)(1)	(BB-, NR)	07/15/30	7.875	904,572
2,707	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	2,800,946
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	621,603
2,625	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	2,634,342
					18,935,263

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (3.2%)
$7,837	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	$7,540,791
600	Block, Inc., Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba2)	05/15/32	6.500	616,124
4,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	4,232,376
1,462	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/25 @ 101.31)(1)	(B-, B3)	04/15/29	5.250	1,359,686
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B-, B3)	01/15/32	5.000	2,872,902
4,546	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	4,649,371
1,725	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	1,782,841
1,649	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)(1)	(BB, Ba1)	11/01/32	6.125	1,637,366
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.00)(1)	(B, B2)	06/15/29	4.000	1,287,188
3,610	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)(1)	(BB-, Ba3)	07/15/32	6.875	3,676,132
3,960	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	4,123,762
1,599	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	1,631,724
					35,410,263
Machinery (1.1%)
3,306	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06)(1)	(BB-, Ba3)	06/01/33	6.125	3,348,899
3,386	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	3,333,937
2,732	Griffon Corp., Global Company Guaranteed Notes (Callable 08/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	2,722,034
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	1,521,198
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)(2)	(BB+, Ba1)	03/01/31	3.750	448,941
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	337,406
					11,712,415
Media - Diversified (0.0%)
50	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	6
84	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	9
25	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	3
25	Technicolor Creative Studios SA (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	3
					21
Media Content (0.2%)
350	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.06)(1)	(BB+, Ba3)	07/01/30	4.125	319,812
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	1,943,739
					2,263,551
Metals & Mining - Excluding Steel (2.0%)
3,111	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)(1)	(BB-, B1)	03/31/33	6.750	3,172,648
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	2,030,214
5,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.25)(1)	(B+, B1)	02/15/30	6.500	4,952,986
5,314	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	5,637,947
3,095	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	2,885,384
2,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	1,917,220

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$1,175	Novelis, Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, B1)	01/30/30	6.875	$1,211,677
					21,808,076
Oil Refining & Marketing (0.7%)
1,807	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B1)	01/15/32	8.250	1,896,331
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	734,339
3,051	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)(1)	(BB+, Ba1)	07/01/33	6.250	3,092,433
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 08/10/25 @ 102.25)	(BB+, Ba1)	04/30/30	4.500	1,310,011
180	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	185,642
925	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	968,190
					8,186,946
Packaging (2.2%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.75)(1),(5)	(CCC, Caa2)	09/01/29	3.000	362,975
2,000	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38)(1)	(BB-, Ba3)	07/15/30	6.750	1,997,140
2,698	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94)(1)	(BB+, Ba2)	06/01/33	5.875	2,705,679
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 08/10/25 @ 102.31)(1)	(CCC+, Caa2)	04/15/27	9.250	3,544,701
2,777	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.97)(1)	(B, B2)	04/15/27	7.875	2,805,245
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	352,387
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	252,696
1,258	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75)(1)	(B-, B3)	05/15/30	9.500	1,288,972
6,353	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	6,805,035
3,799	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.03)(1)	(BB-, Ba3)	04/15/29	4.125	3,647,669
913	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	990,886
					24,753,385
Personal & Household Products (0.7%)
350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)(1)	(BB, Ba3)	10/15/28	7.375	365,041
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BBB-, Ba1)	02/16/31	6.750	885,040
1,795	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ 102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	1,802,656
2,153	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ 103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	2,177,238
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)(1)	(BB-, Ba3)	10/15/31	3.875	2,550,949
					7,780,924
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB, B1)	04/01/31	3.750	320,559

Property & Casualty Insurance (0.4%)
3,792	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)(1)	(B-, B3)	02/15/31	7.750	3,957,130

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Rail (0.3%)
$2,826	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	$2,862,730

Real Estate Investment Trusts (0.4%)
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,133,325
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,263,285
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00)(1)	(BB-, Ba3)	10/15/30	6.500	1,889,814
					4,286,424
Recreation & Travel (1.7%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.19)(1)	(B, B1)	05/15/29	4.750	3,628,935
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 102.63)(1),(2)	(B+, B2)	08/15/29	5.250	567,142
3,907	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(BB-, B1)	05/15/31	7.250	3,985,047
291	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Company Guaranteed Notes (Callable 08/30/25 @ 100.00)	(BB-, B1)	04/15/27	5.375	290,813
5,550	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	5,502,496
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1),(2)	(BB-, Ba3)	05/15/32	6.500	4,564,748
					18,539,181
Restaurants (0.5%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	1,023,168
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/26 @ 102.81)(1)	(BB+, Ba2)	09/15/29	5.625	1,007,218
1,228	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.94)(1),(2)	(B+, B2)	09/15/29	3.875	1,175,408
2,488	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	2,628,081
					5,833,875
Software - Services (3.5%)
921	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.81)(1)	(B, B2)	08/15/33	7.625	939,093
5,778	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	5,755,862
2,956	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	3,056,749
424	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1)	(B-, B3)	12/15/31	9.500	446,666
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.03)(1)	(BB, Ba3)	07/15/29	4.125	1,569,897
3,605	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	3,703,550
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(BB, Ba3)	02/15/28	3.875	939,799
2,765	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	2,590,177
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 102.06)(1)	(BB, Ba3)	02/15/30	4.125	1,408,103
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	888,405
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,027,293
7,409	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	7,093,467
4,502	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)(1)	(B, B1)	03/15/33	6.500	4,564,947

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software – Services (continued)
$4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	$4,662,902
					38,646,910
Specialty Retail (1.3%)
1,593	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00)(1),(8)	(B+, Caa1)	07/15/33	10.000	1,662,412
1,816	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(8),(9)	(NR, WR)	12/30/25	7.500	1,379,875
50	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(6),(7),(8)	(NR, WR)	12/30/25	7.500	37,684
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (3),(6),(7)	(NR, NR)	12/31/25	0.000	46,596
3,214	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/25 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	3,100,845
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	2,041,576
3,414	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	3,612,343
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.19)(1)	(BB+, Ba2)	01/15/31	4.375	894,345
1,834	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,730,218
					14,505,894
Steel Producers/Products (0.2%)
1,836	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 08/10/25 @ 101.56)(1)	(B, Caa1)	04/15/29	6.250	1,749,362

Support - Services (2.6%)
3,173	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.00)(1)	(BB, Ba2)	08/01/33	6.000	3,200,875
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.91)(1),(5)	(B, B3)	06/01/28	3.625	1,073,728
4,673	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	4,552,804
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 100.00)(1)	(BB, Ba3)	05/15/28	4.625	1,086,315
1,750	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,764,604
4,932	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.13)(1)	(B-, B2)	05/01/28	4.500	4,653,274
2,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 08/11/25 @ 101.16)(1)	(B, Ba2)	05/01/29	4.625	2,021,268
2,231	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63)(1)	(BB-, Ba3)	06/15/33	7.250	2,312,157
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/25 @ 101.21)(1)	(BB, Ba3)	06/15/28	7.250	507,025
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	513,460
583	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 103.31)(1)	(BB, Ba3)	03/15/32	6.625	602,274
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	451,836
875	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)(1)	(BB-, B2)	04/15/30	6.625	903,611
3,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	3,297,249
2,595	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/25 @ 102.50)(1)	(B, B3)	01/15/30	5.000	1,966,893
					28,907,373
Tech Hardware & Equipment (0.3%)
3,564	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	3,656,511

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (1.2%)
$4,171	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 100.00)(1)	(CCC+, Caa2)	01/15/28	5.000	$3,347,228
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, B3)	04/01/30	4.500	269,250
5,183	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 08/10/25 @ 101.81)(1)	(B-, B3)	10/15/30	3.875	4,470,338
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	2,326,836
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	2,279,933
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	1,074,449
					13,768,034
Theaters & Entertainment (0.1%)
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/25 @ 101.63)(1)	(BB, Ba1)	05/15/27	6.500	1,518,291

Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(B+, Ba3)	06/01/31	7.125	259,513
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(B+, Ba3)	02/01/32	7.125	1,040,113
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	845,125
					2,144,751
TOTAL CORPORATE BONDS (Cost $443,419,337)					446,836,883

BANK LOANS (52.0%)
Advertising (0.6%)
2,138	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(10)	(B, B1)	05/03/28	8.606	2,044,973
5,499	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(10)	(B, B1)	12/31/31	8.606	4,928,593
					6,973,566
Aerospace & Defense (2.6%)
145	Air Comm Corp. LLC(7),(11)	(B, NR)	12/11/31	1.000	145,399
2,309	Air Comm Corp. LLC, 3 mo. USD Term SOFR + 2.750%(7),(10)	(NR, NR)	12/11/31	7.064	2,314,377
3,510	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%(10)	(BB-, Ba3)	09/29/31	6.606	3,516,143
446	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(10)	(NR, NR)	05/25/29	8.569	327,745
3,041	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B, B2)	10/31/30	6.808	3,049,371
3,173	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(10)	(B+, B2)	07/01/31	6.808 - 6.856	3,181,938
4,536	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B+, B2)	07/01/31	6.856	4,548,112
877	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BB+, Baa3)	10/30/31	6.079 - 6.106	879,690
1,276	HDI Aerospace Intermediate Holding III Corp., 3 mo. USD Term SOFR + 4.500%(10)	(B, B2)	02/11/32	8.829	1,281,855
2,191	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B, B2)	09/23/31	6.856	2,199,874
2,150	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(10)	(NR, NR)	02/01/29	12.180	1,384,448
6,176	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(10)	(B-, Caa1)	02/01/28	8.206	5,513,115
44	TransDigm, Inc., 3 mo. USD Term SOFR + 2.750%(10)	(BB-, Ba3)	03/22/30	7.046	44,337
					28,386,404
Air Transportation (0.2%)
2,653	Stonepeak Nile Parent LLC, 3 mo. USD Term SOFR + 2.750%(10)	(BB, Ba1)	04/09/32	7.079	2,662,328

Auto Parts & Equipment (1.8%)
3,229	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B, B2)	04/06/28	8.471	3,128,309
6,220	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%(10)	(BB-, B1)	05/06/30	6.856	6,229,067
900	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(7),(10)	(NR, NR)	03/30/27	9.580	875,696
2,042	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(10)	(B+, B1)	03/30/27	9.570	2,007,574
2,830	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(10)	(B+, B1)	03/30/27	9.570	2,777,750
204	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(7),(9),(10)	(NR, NR)	11/28/26	10.471	181,552

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Auto Parts & Equipment (continued)
$859	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(10)	(B, B2)	04/23/31	6.833 - 6.856	$860,163
4,316	RVR Dealership Holdings LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B, Caa1)	02/08/28	8.206	4,154,544
					20,214,655
Automakers (0.3%)
1,583	Fastlane Parent Co., Inc., 3 mo. USD Term SOFR + 8.750%(10)	(CCC, WR)	02/04/27	13.307	1,541,072
2,181	Fastlane Parent Co., Inc., 3 mo. USD Term SOFR + 4.500%(10)	(B-, Caa1)	09/29/28	8.796	2,074,864
					3,615,936
Banking (0.5%)
1,138	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%(10)	(BB, Ba2)	04/27/28	6.934	1,145,467
2,646	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.250%(7),(10)	(BB+, Ba2)	04/18/30	6.546	2,656,054
1,544	Orion U.S. Finco, Inc.(10),(12)	(NR, B2)	05/20/32	0.000	1,553,446
					5,354,967
Beverages (0.5%)
1,236	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BBB-, Ba1)	06/22/30	6.356	1,239,860
1,081	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.500%(10)	(B, B2)	12/23/30	7.853	1,091,749
3,173	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%(10)	(B+, B1)	03/15/32	6.590	3,181,090
					5,512,699
Brokerage (0.2%)
2,201	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.500%(10)	(BB-, Ba3)	06/26/31	7.856	2,203,481
267	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%(10)	(BB-, Ba2)	10/21/31	7.353	267,461
224	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%(10)	(BB-, B2)	07/21/28	6.971	217,498
					2,688,440
Building & Construction (0.8%)
1,298	MV Holding GmbH, 1 mo. USD Term SOFR + 2.250%(10)	(BB-, Ba3)	03/17/32	6.606	1,305,767
2,477	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%(10)	(BB, Ba3)	02/10/32	6.606	2,478,059
1,597	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(10)	(B, B2)	10/29/27	7.308 - 7.356	1,602,869
3,547	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%(10)	(B, B2)	02/18/32	7.356	3,561,227
					8,947,922
Building Materials (1.0%)
2,200	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, Caa1)	10/10/30	9.046	1,688,279
1,402	Arcosa, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BBB-, Ba1)	10/01/31	6.356	1,410,728
429	Core & Main LP, 6 mo. USD Term SOFR + 2.000%(10)	(BB-, Ba3)	02/09/31	6.270	431,123
1,186	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(10)	(B-, B3)	04/12/28	7.692	1,087,609
174	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(10)	(B-, B3)	08/01/28	9.967	162,850
1,961	ECO Material Tech, Inc., 6 mo. USD Term SOFR + 3.250%(10)	(B, B2)	02/12/32	7.467	1,970,447
2,667	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%(10)	(B, B3)	01/31/28	7.820	2,616,853
1,117	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 5.250%(10)	(B, B3)	01/29/31	9.546	1,095,622
446	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(B+, B3)	12/04/31	8.041	432,262
499	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B, B2)	10/19/29	7.577	498,650
					11,394,423
Cable & Satellite TV (0.3%)
3,367	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%(10)	(B+, B1)	04/30/28	6.956	3,258,464

Chemicals (2.5%)
1,491	AAP Buyer, Inc., 1 mo. USD Term SOFR + 2.750%(7),(10)	(B+, B1)	09/09/31	7.106	1,501,865
1,550	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 10.000%(9),(10)	(NR, NR)	10/23/25	14.463	1,337,083
3,236	Ascend Performance Materials Operations LLC(3),(4)	(NR, WR)	08/27/26	0.000	188,591
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(9),(10)	(CC, Ca)	12/29/28	12.052	216,903
2,949	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(10)	(CCC, Caa2)	12/29/27	8.307	2,550,918
1,928	Fortis 333, Inc., 3 mo. USD Term SOFR + 3.500%(10)	(B, B2)	03/29/32	7.796	1,917,029
1,776	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%(10)	(B-, B2)	03/15/29	8.340	1,773,426
762	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(7),(10)	(BB-, B1)	10/07/31	8.606	693,184

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (continued)
$1,351	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%(10)	(BB-, Ba3)	02/18/30	7.606	$1,259,001
3,481	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%(10)	(BB-, Ba3)	02/07/31	7.356	3,213,048
306	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BB+, Ba1)	11/26/31	6.356	307,241
273	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%(7),(9),(10)	(CCC+, Caa1)	09/30/29	11.456	267,878
1,395	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(10)	(B-, B3)	04/21/29	9.829	1,233,129
1,782	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(B-, B3)	04/23/29	8.729	1,511,580
1,820	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(10)	(CCC, Caa1)	10/16/28	9.914	673,352
3,780	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%, 0.750% PIK(8),(9),(10)	(CCC, Caa1)	10/16/28	10.664	1,398,680
1,740	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B, B3)	12/23/30	7.856	1,746,995
127	SK Neptune Husky Finance SARL(3),(4),(9)	(NR, WR)	04/30/26	0.000	23,800
1,306	SK Neptune Husky Group SARL(3),(4),(9)	(NR, WR)	01/03/29	0.000	42,429
5,659	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(CCC+, B3)	10/26/26	9.069	5,517,160
					27,373,292
Department Stores (0.0%)
156	Burlington Coat Factory Warehouse Corp., 1 mo. USD Term SOFR + 1.750%(10)	(BBB-, Ba1)	09/24/31	6.106	155,463

Diversified Capital Goods (0.6%)
298	DexKo Global, Inc., 1 mo. USD Term SOFR + 3.750%(10)	(B-, B2)	10/04/28	8.221	284,567
1,371	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%(10)	(B, B1)	05/01/31	8.046	1,379,571
4,861	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%(10)	(B, B1)	03/18/30	7.356	4,810,416
					6,474,554
Electronics (1.6%)
1,822	Coherent Corp., 1 mo. USD Term SOFR + 2.000%(10)	(BB-, Ba1)	07/02/29	6.356	1,829,299
4,945	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(B, B3)	10/08/28	8.807	4,978,549
1,926	Idemia Group, 3 mo. USD Term SOFR + 4.250%(10)	(B, B2)	09/30/28	8.546	1,943,250
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(10)	(CCC, Caa2)	03/02/29	11.570	441,877
1,502	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%(10)	(BB, Ba3)	09/22/31	6.560	1,511,204
6,526	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B, B2)	04/16/32	8.340	6,460,615
					17,164,794
Energy - Exploration & Production (0.6%)
1,144	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%(10)	(BB, Ba3)	01/30/32	6.325	1,147,160
228	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%(10)	(BB, Ba3)	05/17/29	6.325	229,299
964	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%(10)	(B+, Ba3)	12/06/30	6.536	966,010
3,776	Colossus Acquireco LLC(10),(12)	(BB+, Ba1)	08/02/32	0.000	3,760,116
1,033	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%(7),(10)	(B+, B3)	04/01/30	8.296	1,036,838
954	PES Holdings LLC, 3.000% PIK(4),(8),(9)	(NR, WR)	12/31/25	3.000	8,351
					7,147,774
Environmental (0.6%)
3,221	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B, B2)	03/03/32	6.824	3,229,486
1,895	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(10)	(B-, Caa1)	08/31/28	8.721	1,858,383
320	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%(10)	(BB, Ba2)	11/30/28	6.590	320,559
25	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%(10)	(BB, Ba2)	11/30/28	6.590	24,751
768	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.750%(7),(10)	(B, B2)	10/24/30	8.046	771,904
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%(10)	(BB-, B2)	02/22/31	6.580	455,868
190	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(10)	(B-, B3)	03/24/28	7.221	190,211
					6,851,162
Food & Drug Retailers (0.1%)
855	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%(10)	(B-, B3)	12/31/28	7.546	860,902

Food - Wholesale (0.9%)
5,055	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B, B3)	07/31/28	7.322	5,058,192
1,309	Golden State Food LLC, 1 mo. USD Term SOFR + 4.250%(10)	(B, B2)	12/04/31	8.586	1,317,711
1,966	Nomad Foods U.S. LLC, 6 mo. USD Term SOFR + 2.500%(10)	(BB-, B1)	11/12/29	6.535	1,970,669
1,157	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%(10)	(BB+, Ba3)	05/21/32	6.602	1,161,735

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Food – Wholesale (continued)
$260	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(CCC-, NR)	12/31/29	8.344	$143,566
					9,651,873
Gaming (0.4%)
4,522	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%(10)	(BB-, Ba3)	02/06/30	6.606	4,525,123
456	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B, B2)	01/27/29	7.601	457,038
					4,982,161
Gas Distribution (0.3%)
1,256	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%(10)	(B+, Ba3)	12/09/30	6.779	1,261,376
1,731	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B+, B2)	10/31/28	7.296	1,737,687
506	EPIC Crude Services LP, 3 mo. USD Term SOFR + 2.500%(10)	(BB-, Ba3)	10/15/31	6.829	508,887
					3,507,950
Health Facilities (0.5%)
1,281	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%(10)	(B-, B2)	08/02/28	9.070	1,285,022
622	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(9),(10)	(CCC+, Caa2)	09/30/27	11.896	290,873
1,666	Insulet Corp., 1 mo. USD Term SOFR + 2.000%(10)	(BB+, Ba2)	08/04/31	6.356	1,676,997
747	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(9),(10)	(B-, B3)	05/18/28	11.080	731,869
3,034	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(8),(9),(10)	(NR, Caa3)	08/18/28	11.080	1,098,645
250	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(10)	(B, B3)	02/08/28	9.560	249,929
					5,333,335
Health Services (2.6%)
3,947	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(10)	(B-, B3)	12/23/27	7.846	3,695,142
246	ADMI Corp., 1 mo. USD Term SOFR + 5.750%(10)	(B-, B3)	12/23/27	10.106	238,357
6,359	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%(10)	(B-, B2)	02/15/29	7.106	6,361,438
2,053	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BB, Ba2)	07/26/31	6.356	2,066,560
1,280	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BB, Ba2)	08/01/27	6.179	1,280,103
228	EyeCare Partners LLC, 6 mo. USD Term SOFR + 1.000%, 3.610% PIK(8),(10)	(CCC+, Caa2)	11/30/28	8.837	180,871
548	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%(10)	(B, B2)	08/11/28	8.296 - 8.322	549,003
505	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B, Caa1)	12/15/28	8.349	494,461
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(CCC, Ca)	12/15/28	8.463	324,310
138	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(10)	(B, Caa1)	12/15/28	9.599	138,249
1,182	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B, B2)	03/15/31	7.101	1,187,933
520	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%(10)	(B, B3)	11/03/31	7.082	520,735
3,074	Radiology Partners, Inc., 3 mo. USD Term SOFR + 4.500%(10)	(B-, B2)	06/30/32	8.796	3,083,958
562	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 2.500%(10)	(B, B2)	12/04/31	6.819	562,903
1,206	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%(9),(10)	(CCC+, B3)	05/18/28	8.471	940,365
1,473	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%(10)	(B, B2)	07/18/31	8.002	1,463,788
5,841	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	12/15/27	9.046	5,865,801
					28,953,977
Hotels (0.4%)
1,514	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(10)	(B+, B1)	08/18/28	6.853	1,522,010
2,680	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%(10)	(NR, B1)	05/31/30	6.853	2,691,551
250	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BBB-, Baa2)	11/08/30	6.102	250,850
					4,464,411
Insurance Brokerage (3.3%)
1,000	Alera Group, Inc., 1 mo. USD Term SOFR + 5.500%(10)	(CCC+, Caa2)	05/30/33	9.856	1,040,452
4,607	Alera Group, Inc., 1 mo. USD Term SOFR + 3.250%(10)	(B, B2)	05/31/32	7.606	4,632,963
3,270	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%(10)	(B+, B1)	01/30/32	6.606	3,276,123
4,957	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%(10)	(B-, B3)	02/15/31	6.950 - 7.046	4,953,687
4,273	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B, B2)	02/14/31	7.858	4,286,737

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage (continued)
$789	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%(7),(10)	(B+, B2)	01/08/32	7.336	$795,807
2,832	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.000%(10)	(B, B2)	02/15/31	7.356	2,839,802
5,807	HUB International Ltd., 3 mo. USD Term SOFR + 2.500%(10)	(B+, B1)	06/20/30	6.826	5,820,317
3,821	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B, B2)	07/02/31	7.356	3,830,052
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%(10)	(CCC+, Caa2)	07/02/31	9.606	1,007,190
2,377	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.500%(10)	(B-, B3)	10/16/31	7.832	2,387,626
1,633	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B, B2)	06/17/32	7.606	1,644,486
					36,515,242
Investments & Misc. Financial Services (2.7%)
857	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 3.000%(10)	(BB-, Ba3)	11/01/30	7.296	860,524
88	Altisource Solutions SARL(6),(7),(9)	(NR, NR)	04/30/30	0.000	0
194	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(10)	(CCC-, Caa2)	04/30/30	10.896	199,031
90	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%(7),(9),(10)	(B, B3)	02/19/29	10.896	90,449
3,135	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%(10)	(B-, B3)	12/29/31	7.802	3,149,967
6,563	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	08/02/28	7.356	6,577,681
23	Chrysaor Bidco SARL(11)	(B, B2)	10/30/31	3.000	22,747
304	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.000%(10)	(B, B2)	10/30/31	7.329	306,038
160	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%(10)	(BBB-, Baa3)	10/31/31	6.356	160,772
3,517	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%(10)	(BB-, Ba3)	05/19/31	6.356	3,517,453
195	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B, B2)	09/15/31	7.106	194,972
2,914	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.750% PIK(8),(10)	(CCC+, Caa2)	07/31/30	10.058	2,693,818
675	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%(10)	(NR, NR)	11/26/31	6.796	677,900
1,693	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B-, B2)	02/03/32	7.260	1,697,243
4,021	Hudson River Trading LLC, 1 mo. USD Term SOFR + 3.000%(10)	(BB, Ba3)	03/18/30	7.343	4,036,077
1,408	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	03/22/31	7.356	1,411,246
39	Secretariat Advisors LLC(11)	(B-, B3)	02/28/32	4.000	39,089
321	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	02/28/32	8.296	323,628
3,320	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%(10)	(B+, B2)	07/31/31	6.856	3,327,353
1,125	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%(7),(10)	(B+, B1)	06/21/31	6.856	1,130,612
					30,416,600
Machinery (1.0%)
1,050	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B, B1)	02/07/29	7.677	1,042,977
676	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%(10)	(B-, B2)	12/20/26	10.221	674,880
634	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(BB-, Ba2)	03/15/30	6.792	637,762
1,402	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(10)	(B-, B3)	09/28/28	8.829	1,381,253
551	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.250%(10)	(B, B3)	10/17/31	7.582	553,924
682	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BB+, Ba1)	07/03/31	6.079	685,391
1,476	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%(7),(10)	(B-, B3)	08/30/30	10.356	1,454,122
411	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(10)	(B-, B3)	07/29/29	8.606	411,710
1,906	Madison IAQ LLC, 6 mo. USD Term SOFR + 3.250%(10)	(B, B1)	05/06/32	7.452	1,916,639
668	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B, B2)	09/26/31	7.108	672,055
285	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%(10)	(BB-, Ba3)	06/04/32	6.546	286,515
1,158	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%(10)	(B, B2)	08/31/28	7.106	1,162,516
					10,879,744
Media - Diversified (1.0%)
5,325	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	12/29/28	8.106	5,078,042
1,571	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(10)	(BB+, NR)	09/30/31	6.296	1,573,726
786	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%(10)	(BB+, NR)	09/30/31	6.291	786,863
531	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	12/15/28	7.956	531,889
56	Outfront Media Capital LLC(10),(12)	(BB, Ba1)	11/18/26	0.000	55,578
396	Technicolor Creative Studios, 0.500% PIK(4),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.500	0
3,104	Twitter, Inc.	(NR, NR)	10/26/29	9.500	3,015,826
					11,041,924
Medical Products (0.4%)
2,145	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(10)	(B-, B2)	10/13/29	9.296	1,962,335
1,980	Medline Borrower LP, 1 mo. USD Term SOFR + 2.250%(10)	(BB-, Ba3)	10/23/28	6.606	1,984,015
					3,946,350

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Oil Field Equipment & Services (0.2%)
$272	MRC Global U.S., Inc., 3 mo. USD Term SOFR + 3.500%(7),(10)	(B, B2)	10/29/31	7.796	$273,160
2,232	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.000%(10)	(BB, B1)	09/18/31	7.296	2,242,534
					2,515,694
Packaging (1.1%)
2,233	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	06/07/31	7.791 - 7.856	2,241,025
28	Clydesdale Acquisition Holdings, Inc. (2025 Delayed Draw Term Loan), 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 1.625%(10),(11)	(B+, B2)	04/01/32	7.606	27,846
1,592	Clydesdale Acquisition Holdings, Inc. (2025 Term Loan B), 1 mo. USD Term SOFR + 3.250%(10)	(B+, B2)	04/01/32	7.606	1,592,803
812	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%(10)	(B, B2)	04/15/27	7.322	813,709
5,105	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	09/15/28	8.318 - 8.324	5,127,233
1,613	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B-, B3)	04/14/31	7.601	1,618,188
448	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(10)	(B-, B3)	03/03/28	7.721	448,961
					11,869,765
Personal & Household Products (1.2%)
9,144	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%(10)	(B+, B1)	12/21/28	6.606	9,137,933
1,169	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(10)	(NR, NR)	06/29/28	11.910	1,093,257
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6),(7),(10)	(NR, NR)	06/29/28	11.940	13,147
1,557	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%(10)	(BBB-, Ba1)	10/24/31	6.550	1,562,652
1,454	Weber-Stephen Products LLC, 1 mo. USD Term SOFR + 3.250%(10)	(CCC+, B3)	10/30/27	7.721	1,454,804
					13,261,793
Pharmaceuticals (0.2%)
1,157	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 4.250%(10)	(B, B1)	01/15/31	8.606	1,163,738
581	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%(10)	(B-, B2)	01/27/32	7.447	583,774
					1,747,512
Rail (0.1%)
1,044	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%(10)	(BB, Ba3)	04/10/31	6.046	1,042,801

Real Estate Development & Management (0.5%)
5,183	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B, B3)	05/31/28	8.106	5,212,313

Real Estate Investment Trusts (0.2%)
1,991	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BB, Ba2)	11/18/27	6.106	1,993,542

Recreation & Travel (1.6%)
1,755	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B+, B2)	11/24/28	7.106	1,760,989
1,259	EOC Borrower LLC(10),(12)	(B+, B2)	03/24/28	0.000	1,263,379
5,882	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B+, B2)	03/24/32	7.356	5,903,076
3,367	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%(10)	(B, B2)	11/12/29	7.796	3,104,220
1,340	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B-, B2)	06/25/31	7.356	1,339,063
3,360	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BB+, Ba2)	12/04/31	6.356	3,363,047
1,266	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%(10)	(BBB-, Ba1)	05/01/31	6.356	1,267,381
					18,001,155
Restaurants (1.3%)
2,534	Flynn Restaurant Group LP(10),(12)	(B, B2)	01/28/32	0.000	2,538,264
5,985	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%(10)	(B+, B2)	12/15/27	6.856	5,989,928
2,014	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%(10)	(B-, B3)	07/21/28	7.606	2,022,415
3,524	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B, B2)	08/03/28	6.856	3,528,494
					14,079,101
Software - Services (10.5%)
266	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(10),(11)	(B, B2)	12/22/31	7.818	268,109
1,730	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%(10)	(B, B2)	12/22/31	7.796	1,742,707
7,850	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B-, B2)	02/24/31	6.796	7,865,383

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software – Services (continued)
$2,034	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(10)	(B, B3)	08/02/29	9.817	$2,036,912
923	Astra Acquisition Corp.(3),(4),(9),(10)	(CCC+, Caa2)	02/25/28	0.000	262,193
1,139	Astra Acquisition Corp.(3),(4),(9),(10)	(CC, C)	10/25/28	0.000	13,996
2,614	Avalara, Inc., 3 mo. USD Term SOFR + 3.250%(10)	(B-, B2)	03/26/32	7.546	2,628,742
2,028	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B, B3)	11/25/31	7.356	2,034,588
2,096	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%(10)	(BB-, B1)	01/31/31	7.106	2,097,431
4,440	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	03/25/32	7.450	4,457,565
281	Clearwater Analytics LLC, 6 mo. USD Term SOFR + 2.250%(10)	(BB-, B1)	04/21/32	6.461	282,034
5,163	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(10)	(B, B2)	03/29/29	7.796	5,177,657
428	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.750%(10)	(B, B2)	03/21/31	8.046	430,105
1,269	CommScope, Inc., 1 mo. USD Term SOFR + 5.250%(10)	(B-, B3)	12/17/29	9.606	1,293,467
2,408	Corel Corp., 3 mo. USD Term SOFR + 5.000%(9),(10)	(CCC+, B3)	07/02/26	9.433	2,288,024
3,832	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(10)	(B-, B2)	10/16/28	8.221	3,630,069
1,797	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%(10)	(BB+, Ba1)	04/28/28	6.106	1,797,785
1,297	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%(10)	(B-, B2)	10/09/31	7.570	1,300,530
344	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%(10)	(CCC, Caa2)	10/09/32	9.570	345,430
2,966	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%(7),(10)	(BB-, Ba2)	03/01/31	6.308	2,981,172
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%(10)	(CCC, Caa2)	02/19/29	11.356	1,125,000
361	E2open LLC, 1 mo. USD Term SOFR + 3.500%(10)	(B, B2)	02/04/28	7.971	361,598
6,350	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(10)	(B-, B3)	08/14/28	9.802	6,244,170
162	EP Purchaser LLC, 3 mo. USD Term SOFR + 4.500%(10)	(B+, B2)	11/06/28	9.057	161,444
1,253	Evertec Group LLC, 1 mo. USD Term SOFR + 2.750%(10)	(BB-, Ba3)	10/30/30	7.106	1,263,578
2,326	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B+, B1)	10/31/31	7.108	2,337,133
907	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%(7),(10)	(B+, B2)	02/21/31	6.805	910,713
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%(9),(10)	(CCC+, Caa2)	12/06/32	9.583	666,904
640	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B, B2)	06/09/31	6.851	641,023
1,021	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%(7),(10)	(B+, B2)	11/12/30	7.310	1,030,419
4,513	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(10)	(B-, B3)	05/02/29	8.908	3,182,507
8,707	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, Caa1)	02/01/29	8.708	7,315,199
2,321	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(10)	(B, B1)	02/01/29	10.308	2,400,605
697	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000%(10),(13)	(CCC+, B3)	06/02/28	9.217	872,570
5,853	Polaris Newco LLC, 3 mo. USD Term SOFR + 3.750%(10)	(CCC+, B3)	06/02/28	8.320	5,752,755
2,293	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(10)	(B-, Caa1)	05/09/33	9.296	2,296,991
1,455	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%(10)	(B, B2)	03/10/28	7.215	1,458,826
4,319	Proofpoint, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B-, B2)	08/31/28	7.356	4,330,765
7,217	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	04/24/28	7.557	7,216,667
2,809	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(7),(10)	(CCC-, Caa2)	04/27/28	9.320	1,516,645
2,387	Rithum Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	07/02/31	9.106	2,385,973
2,594	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.750%(10)	(BB+, Ba1)	06/30/32	7.079	2,614,392
472	SkillSoft Corp.(10),(12)	(B-, B2)	07/14/28	0.000	442,227
447	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(B-, B2)	08/31/28	8.546	449,512
1,445	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B+, B2)	06/18/29	7.296	1,450,349
2,938	UKG, Inc., 3 mo. USD Term SOFR + 2.500%(10)	(B-, B2)	02/10/31	6.810	2,941,187
2,724	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%(10)	(B+, B2)	04/12/31	6.560	2,732,370
2,329	WEX, Inc., 1 mo. USD Term SOFR + 1.750%(10)	(BB-, Ba2)	03/31/28	6.106	2,329,361
929	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%(7),(10)	(BB, Ba3)	03/01/30	6.349	929,254
2,396	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%(10)	(BB+, Ba1)	02/28/30	6.106	2,391,458
3,139	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B, B3)	02/14/32	7.856	3,133,066
					115,818,560
Steel Producers/Products (0.1%)
737	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%(7),(10)	(B-, B3)	10/12/28	7.830	736,779

Support - Services (3.7%)
524	Albion Financing 3 SARL, 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%(10)	(BB-, B1)	05/21/31	7.316	527,234
4,194	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(10)	(B, B3)	05/12/28	8.206	4,207,956
737	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.000%(10)	(B-, B2)	11/01/30	7.356	740,398
2,481	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.750%(10)	(BB-, Ba3)	10/16/31	7.049	2,495,827
2,816	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%(10)	(CCC, Caa2)	06/04/29	10.971	2,770,617
3,034	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	06/02/28	7.971	3,031,053
4,444	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%(10)	(B-, B3)	07/19/30	10.076	4,212,204
2,614	Fugue Finance LLC, 1 mo. USD Term SOFR + 2.750%(10)	(NR, NR)	01/09/32	7.097	2,627,990
2,750	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	01/17/32	8.356	2,699,437

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Support – Services (continued)
$523	Herc Holdings, Inc., 1 mo. USD Term SOFR + 2.000%(10)	(BBB-, Baa3)	06/02/32	6.322	$526,234
1,273	KUEHG Corp., 3 mo. USD Term SOFR + 2.750%(10)	(B+, B1)	06/12/30	7.041	1,275,434
277	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%(10)	(CCC-, Caa2)	01/02/29	8.296	167,556
656	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(10)	(B, B2)	01/02/29	10.546	653,332
4,369	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC, Caa2)	08/10/29	5.796	2,575,648
541	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%(10)	(CCC-, Caa3)	08/10/29	6.057	173,935
2,223	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.750%(10)	(NR, NR)	11/17/31	7.108	2,227,823
591	Paint Intermediate III LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B, B2)	10/09/31	7.299	591,994
2,937	PODS LLC, 1 mo. USD Term SOFR + 3.000%(10)	(B-, B3)	03/31/28	7.471	2,791,940
460	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.750%(10)	(BB-, B1)	09/15/28	7.077	461,665
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(9),(10)	(CCC, Caa3)	11/02/28	13.070	334,000
4,995	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.750%(10)	(B, B1)	07/01/32	9.041	5,005,864
1,337	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	10/30/28	8.557	1,336,252
					41,434,393
Tech Hardware & Equipment (1.9%)
314	Allegro Microsystems, Inc.(10),(12)	(BB, Ba3)	10/31/30	0.000	314,763
3,112	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(10)	(NR, NR)	05/25/29	8.830	2,300,400
783	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%(7),(10)	(B-, B3)	12/10/31	8.786	775,172
390	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%(7),(10)	(B-, B3)	12/10/31	8.786	386,134
3,531	Gryphon Debt Merger Sub, Inc.(10),(12)	(B+, B1)	06/18/32	0.000	3,542,602
5,090	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%(7),(10)	(BB, Ba3)	02/20/32	7.322	5,083,355
1,037	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(10)	(B+, B1)	02/25/28	7.606	1,041,965
4,665	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%(10)	(BB+, Ba2)	03/02/27	6.072	4,667,506
2,992	Viavi Solutions, Inc.(10),(12)	(BB, Ba1)	07/30/32	0.000	3,007,282
					21,119,179
Telecom - Wireline Integrated & Services (0.6%)
1,153	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(10)	(CCC+, Caa2)	10/31/27	9.318	1,006,725
976	Altice France SA(3),(4)	(D, Caa2)	08/15/28	0.000	910,109
875	Altice France SA(3),(4)	(D, Caa2)	01/31/26	0.000	797,445
2,016	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(10)	(NR, B1)	08/01/29	10.048	1,685,259
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B+, Ba3)	01/31/29	7.706	995,400
849	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%(10)	(B+, Ba3)	01/31/28	6.956	840,125
					6,235,063
Theaters & Entertainment (0.5%)
2,391	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.250%(10)	(B+, Ba3)	05/27/32	7.603	2,414,593
3,131	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.250%(10)	(BB, Ba3)	11/21/31	6.572	3,143,535
					5,558,128
Transport Infrastructure/Services (0.0%)
431	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%(10)	(B, B2)	03/08/32	7.310	433,950
TOTAL BANK LOANS (Cost $588,353,357)					575,791,040

ASSET BACKED SECURITIES (4.4%)
Collateralized Debt Obligations (4.4%)
3,385	Anchorage Credit Funding 11 Ltd., 2020-11A, Rule 144A (1),(9)	(NR, Baa1)	04/25/38	7.050	3,400,258
1,750	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000% (1),(6),(10)	(NR, NR)	10/15/38	0.000	1,756,806
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702% (1),(10)	(NR, Baa3)	01/20/35	8.027	992,170
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(10)	(NR, NR)	07/14/36	7.820	2,510,266
3,000	Bbam U.S. CLO V Ltd., 2025-5A, Rule 144A, 3 mo. USD Term SOFR + 1.360% (1),(6),(10)	(NR, NR)	07/25/38	0.000	3,002,577
3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340% (1),(10)	(AAA, NR)	01/23/38	5.659	3,010,371
3,000	Cedar Funding XII CLO Ltd., 2020-12A, Rule 144A, 3 mo. USD Term SOFR + 1.200% (1),(10)	(AAA, NR)	01/25/38	5.518	3,001,226
2,000	CIFC Funding 2018-IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 1.220% (1),(10)	(NR, Aaa)	01/17/38	5.542	2,003,817

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782% (1),(10)	(B+, NR)	10/18/30	11.111	$1,255,293
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(10)	(B+, NR)	01/18/31	10.441	751,916
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900% (1),(10)	(BBB-, NR)	10/20/36	9.225	2,168,769
4,100	Golub Capital Partners CLO 41B-R Ltd., 2019-41A, Rule 144A, 3 mo. USD Term SOFR + 1.330% (1),(6),(10)	(NR, NR)	07/20/38	5.649	4,103,522
2,570	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500% (1),(6),(10)	(NR, NR)	04/17/34	0.000	2,576,425
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(10)	(BB-, NR)	01/27/31	10.430	1,225,474
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(9),(10)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(B, NR)	10/20/34	11.697	979,073
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(10)	(NR, Ba3)	10/16/30	10.079	495,949
2,100	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170% (1),(10)	(NR, Aaa)	04/20/38	5.495	2,100,858
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(10)	(NR, Ba1)	01/22/35	10.344	1,004,607
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A (1),(9),(10)	(NR, NR)	04/15/39	0.000	1,587,746
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650% (1),(10)	(NR, NR)	10/20/37	8.975	2,526,035
2,000	Silver Point CLO 11 Ltd., 2025-11A, Rule 144A, 3 mo. USD Term SOFR + 1.350% (1),(6),(10)	(NR, (P)Aaa)	07/15/38	0.000	2,001,716
3,000	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410% (1),(10)	(BBB-, NR)	10/20/33	8.735	2,993,972
2,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370% (1),(6),(10)	(NR, NR)	07/15/37	0.000	2,001,716
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, Ba3)	07/20/30	10.737	327,453
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(10)	(NR, Baa3)	10/20/31	8.087	1,005,353
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(10)	(BBB-, NR)	07/14/31	7.932	502,700
TOTAL ASSET BACKED SECURITIES (Cost $49,510,108)					49,286,143

Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.(3)	129,140

Building Materials (0.1%)
118,480	JELD-WEN Holding, Inc.(3)	533,160

Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A(3)	140,400

Chemicals (0.0%)
25,202	Proppants Holdings LLC(6),(7),(9)	504
6,341	Utex Industries	179,659
		180,163
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(3),(6),(7),(9)	372

Investments & Misc. Financial Services (0.0%)
351	Altisource Portfolio Solutions SA(3)	3,903
12,841	Altisource Portfolio Solutions SA(3)	142,792
		146,695
Metals & Mining - Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.(2),(3)	3,381,433

Personal & Household Products (0.0%)
29,405	Dream Well, Inc.(3)	232,299

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Personal & Household Products (continued)
29,405	Serta Simmons Bedding Equipment Co.(3),(6),(7)	$0
		232,299
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(3)	1,119

Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA(3),(6),(7),(14)	0

Recreation & Travel (0.4%)
191,081	Cineworld Group PLC(3)	4,257,476

Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B(3),(6),(7)	1
TOTAL COMMON STOCKS (Cost $8,210,012)		9,002,258

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/2026(3),(6),(7),(9)	0

Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL(3)	2,567
2,821	Altisource Solutions SARL(3)	2,426
6,000	Movella Holdings, Inc., expires 12/31/2027(3),(6),(7)	0
		4,993
Software - Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/2029(3)	827
TOTAL WARRANTS (Cost $16,969)		5,820

SHORT-TERM INVESTMENTS (7.4%)
51,416,195	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.24%	51,416,195
30,806,610	State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(15)	30,806,610
TOTAL SHORT-TERM INVESTMENTS (Cost $82,222,805)		82,222,805

TOTAL INVESTMENTS AT VALUE (105.0%) (Cost $1,171,732,588)		1,163,144,949

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.0%)		(55,848,347)

NET ASSETS (100.0%)		$1,107,296,602

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $488,545,638 or 44.1% of net assets.
(2)	Security or portion thereof is out on loan.
(3)	Non-income producing security.
(4)	Bond is currently in default.
(5)	This security is denominated in Euro.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(7)	Security is valued using significant unobservable inputs.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Illiquid security.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2025. The rate may be subject to a cap and floor.
(11)	All or a portion is an unfunded loan commitment.
(12)	Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement.
(13)	This security is denominated in British Pound.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

July 31, 2025 (unaudited)

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	880,000	USD	630,185	10/07/25	Barclays Bank PLC	$630,185	$638,587	$8,402
CAD	1,628,000	USD	1,172,594	10/07/25	Deutsche Bank AG	1,172,594	1,181,386	8,792
CAD	737,000	USD	521,985	10/07/25	JPMorgan Chase	521,984	534,816	12,832
CAD	1,210,000	USD	874,976	10/07/25	Morgan Stanley	874,975	878,056	3,081
EUR	2,939,793	USD	3,145,380	10/07/25	Deutsche Bank AG	3,145,379	3,379,011	233,632
EUR	32,154	USD	35,461	10/07/25	JPMorgan Chase	35,461	36,958	1,497
GBP	22,462	USD	28,575	10/07/25	JPMorgan Chase	28,575	29,743	1,168
USD	790,714	CAD	1,078,000	10/07/25	Barclays Bank PLC	(790,714)	(782,268)	8,446
USD	3,428,963	CAD	4,642,000	10/07/25	Deutsche Bank AG	(3,428,963)	(3,368,544)	60,419
USD	547,099	CAD	748,000	10/07/25	JPMorgan Chase	(547,099)	(542,799)	4,300
USD	41,581	EUR	35,740	10/07/25	JPMorgan Chase	(41,581)	(41,080)	501
USD	20,246	GBP	14,966	10/07/25	Barclays Bank PLC	(20,246)	(19,817)	429
Total Unrealized Appreciation								$343,499

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	1,924,388	CAD	2,662,000	10/07/25	Morgan Stanley	$(1,924,388)	$(1,931,724)	$(7,336)
USD	2,292,948	EUR	2,079,544	10/07/25	Deutsche Bank AG	(2,292,948)	(2,390,238)	(97,290)
USD	2,678,387	EUR	2,392,621	10/07/25	Morgan Stanley	(2,678,387)	(2,750,089)	(71,702)
USD	38,496	GBP	29,858	10/07/25	Deutsche Bank AG	(38,496)	(39,537)	(1,041)
USD	877,014	GBP	675,633	10/07/25	Morgan Stanley	(877,014)	(894,654)	(17,640)
Total Unrealized Depreciation								$(195,009)

Total Net Unrealized Appreciation/(Depreciation)								$148,490

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments

●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Corporate Bonds	$—	$446,752,582	$84,301	$446,836,883
Bank Loans	—	547,239,353	28,551,687	575,791,040
Asset Backed Securities	—	49,286,143	—	49,286,143
Common Stocks	4,201,688	4,799,693	877	9,002,258
Warrants	5,820	—	0	5,820
Short-term Investments	82,222,805	—	—	82,222,805
	$86,430,313	$1,048,077,771	$28,636,865	$1,163,144,949
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$343,499	$—	$343,499

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$195,009	$—	$195,009

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$308,424	$35,816,310.00	$877	$3,395	$36,129,006
Accrued discounts (premiums)	-	88,697	-	-	88,697
Purchases	(43,726)	26,262,253	-	-	26,218,527
Sales	-	(28,860,296)	-	(2,248)	(28,862,544)
Realized gain (loss)	-	(22,725)	-	(2,159)	(24,884)
Change in unrealized appreciation (depreciation)	(180,397)	(613,760)	-	1,012	(793,145)
Transfers into Level 3	-	4,378,054	-	-	4,378,054
Transfers out of Level 3	-	(8,496,846)	-	-	(8,496,846)
Balance as of July 31, 2025	$84,301	$28,551,687	$877	$0	$28,636,865

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2025	$(180,307)	$(634,549)	$-	$-	$(814,856)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At July 31, 2025	Technique	Input	(Weighted Average)*
Corporate Bonds	$84,301	Income Approach	Expected Remaining Distribution	$0.00 – $0.76 ($0.74)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	28,551,687	Vendor Pricing	Single Broker Quote	0.54 – 1.01 (0.97)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2025, $4,378,054 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $8,496,846 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.